UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE ALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2015

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.7%
Gentex Corp.	750,000	$12,007,500

Diversified Consumer Services - 1.1%
Service Corporation International	700,000	18,214,000

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	624,620	34,029,297

Household Durables - 1.3%
PulteGroup Inc.	1,200,000	21,384,000

Media - 0.9%
Walt Disney Co.	150,000	15,762,000

Specialty Retail - 2.4%
Home Depot Inc.	300,000	39,675,000

TOTAL CONSUMER DISCRETIONARY		141,071,797

CONSUMER STAPLES - 2.3%
Personal Products - 2.3%
Unilever PLC	921,750	39,467,282	(a)

ENERGY - 8.7%
Energy Equipment & Services - 1.8%
Halliburton Co.	900,000	30,636,000

Oil, Gas & Consumable Fuels - 6.9%
Apache Corp.	400,000	17,788,000
CONSOL Energy Inc.	900,000	7,110,000
Devon Energy Corp.	750,000	24,000,000
Hess Corp.	289,700	14,044,656
Murphy USA Inc.	325,000	19,740,500	*
Occidental Petroleum Corp.	475,000	32,114,750

Total Oil, Gas & Consumable Fuels		114,797,906

TOTAL ENERGY		145,433,906

FINANCIALS - 32.4%
Banks - 14.4%
Citigroup Inc.	1,240,930	64,218,128
First Republic Bank	418,250	27,629,595
JPMorgan Chase & Co.	1,000,280	66,048,489
KeyCorp	1,764,660	23,275,865
Regions Financial Corp.	2,841,634	27,279,686
U.S. Bancorp	781,860	33,361,966

Total Banks		241,813,729

Capital Markets - 3.1%
BlackRock Inc.	102,370	34,859,032
Franklin Resources Inc.	450,180	16,575,628

Total Capital Markets		51,434,660

Consumer Finance - 4.6%
Discover Financial Services	630,000	33,780,600
Onemain Holdings Inc.	600,000	24,924,000	*
Synchrony Financial	600,000	18,246,000	*

Total Consumer Finance		76,950,600

Insurance - 5.1%
Allied World Assurance Co. Holdings AG	1,170,674	43,537,366
Axis Capital Holdings Ltd.	743,990	41,827,118

Total Insurance		85,364,484

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 4.0%
American Homes 4 Rent, Class A Shares	2,000,000	$33,320,000
Pebblebrook Hotel Trust	568,735	15,935,955
Weyerhaeuser Co.	617,482	18,512,110

Total Real Estate Investment Trusts (REITs)		67,768,065

Real Estate Management & Development - 1.2%
Jones Lang LaSalle Inc.	128,830	20,594,764

TOTAL FINANCIALS		543,926,302

HEALTH CARE - 11.2%
Pharmaceuticals - 11.2%
GlaxoSmithKline PLC, Sponsored ADR	390,370	15,751,429
Johnson & Johnson	533,580	54,809,337
Merck & Co. Inc.	985,680	52,063,618
Novartis AG, Sponsored ADR	500,000	43,020,000
Teva Pharmaceutical Industries Ltd., Sponsored ADR	327,790	21,516,136

TOTAL HEALTH CARE		187,160,520

INDUSTRIALS - 12.4%
Aerospace & Defense - 7.7%
Boeing Co.	377,030	54,514,768
Honeywell International Inc.	357,810	37,058,382
Raytheon Co.	301,980	37,605,569

Total Aerospace & Defense		129,178,719

Airlines - 0.7%
Alaska Air Group Inc.	156,840	12,627,188

Construction & Engineering - 0.4%
EMCOR Group Inc.	145,642	6,996,642

Machinery - 2.7%
Allison Transmission Holdings Inc.	615,310	15,930,376
Stanley Black & Decker Inc.	275,900	29,446,807

Total Machinery		45,377,183

Trading Companies & Distributors - 0.9%
United Rentals Inc.	200,000	14,508,000	*

TOTAL INDUSTRIALS		208,687,732

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 3.0%
Cisco Systems Inc.	1,230,890	33,424,818
Telefonaktiebolaget LM Ericsson, Sponsored ADR	1,774,180	17,049,870

Total Communications Equipment		50,474,688

Internet Software & Services - 2.2%
eBay Inc.	650,000	17,862,000	*
Yahoo! Inc.	552,820	18,386,793	*

Total Internet Software & Services		36,248,793

IT Services - 0.7%
PayPal Holdings Inc.	342,300	12,391,260	*

Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials Inc.	802,710	14,986,596
KLA-Tencor Corp.	284,180	19,707,883
Teradyne Inc.	1,140,510	23,574,342
Texas Instruments Inc.	484,130	26,535,165
Veeco Instruments Inc.	393,470	8,089,743	*

Total Semiconductors & Semiconductor Equipment		92,893,729

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY		SHARES	VALUE
Software - 6.2%
Microsoft Corp.		1,000,000	$55,480,000
Oracle Corp.		930,000	33,972,900
Symantec Corp.		727,240	15,272,040

Total Software			104,724,940

Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co., Ltd., GDR		33,300	17,687,959	(a)(b)

TOTAL INFORMATION TECHNOLOGY			314,421,369

MATERIALS - 2.6%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.		313,590	20,885,094

Metals & Mining - 1.3%
Nucor Corp.		550,820	22,198,046

TOTAL MATERIALS			43,083,140

UTILITIES - 2.6%
Independent Power and Renewable Electricity Producers - 2.6%
AES Corp.		2,100,000	20,097,000
Calpine Corp.		1,600,000	23,152,000	*

TOTAL UTILITIES			43,249,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,167,483,385)			1,666,501,048

	RATE
SHORT-TERM INVESTMENTS - 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $12,793,336)	0.225%	12,793,336	12,793,336

TOTAL INVESTMENTS - 100.1% (Cost - $1,180,276,721#)			1,679,294,384
Liabilities in Excess of Other Assets - (0.1)%			(994,341)

TOTAL NET ASSETS - 100.0%			$1,678,300,043

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†:
Consumer staples	—	$39,467,282	—	$39,467,282
Information technology	$296,733,410	17,687,959	—	314,421,369
Other common stocks	1,312,612,397	—	—	1,312,612,397

Total long-term investments	$1,609,345,807	$57,155,241	—	$1,666,501,048

Short-term investments†	12,793,336	—	—	12,793,336

Total investments	$1,622,139,143	$57,155,241	—	$1,679,294,384

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2015, securities valued at $57,155,241 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$582,156,908
Gross unrealized depreciation	(83,139,245)

Net unrealized appreciation	$499,017,663

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016